Fair Values (Hybrid Notes) (Details) - Designated as Hedging Instrument [Member] - Cash Flow Hedging [Member] - Foreign Currency Gain (Loss) [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Hybrid Instruments [Line Items]
Hybrid Instruments at Fair Value, Net	$ 1,200
Other Comprehensive Income (Loss) [Member]
Hybrid Instruments [Line Items]
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	49
Gain (Loss) on Foreign Currency Cash Flow Hedge Ineffectiveness	$ 0